Information About Components of Consolidated Statements of Financial Position (Details) - USD ($)		12 Months Ended
	Jun. 18, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2025	May 22, 2025	Dec. 31, 2024
Information About Components of Consolidated Statements of Financial Position [Line Items]
Loss of control (in Dollars)		$ 1,089,768
Estimated value (in Dollars)		61,700,000
Inventory recognized as expense (in Dollars)			$ 0	$ 0
Issued convertible preference shares (in Shares)						1
Percentage of preference shares accrue							9.00%
Aggregate amount (in Dollars)		36,400,000
Current debt amounts (in Dollars)		58,000,000
Interest rate	15.00%
Amortization payments (in Dollars)	$ 1,000,000
Prepayment premium	5.00%
Percentage of penalty	10.00%
Maturity date	August 31, 2027
Price per shares of strike price (in Dollars per share)	$ 6
Common equity (in Dollars)	$ 10,000,000
Percentage of Penalty of Prepayment	5.00%
Prepayment Premium Fee (in Dollars)		4,870,021
Convertible note received (in Dollars)		10,000,000
Additional convertible notes received (in Dollars)		$ 940,000
Conversion option strike price (in Dollars per share)		$ 60
Initial interest rate		5.00%
Percentage of cash payment interest rate		10.00%
Contingent payment (in Dollars)		$ 17,300,000
Contingent payment current value (in Dollars)		$ 15,900,000
Percentage of capital		44.00%
Percentage of taxed dividend shares		30.00%
Contingent purchase price (in Dollars)		$ 17,300,000
Secured Guaranteed Notes due 2026 [Member]
Information About Components of Consolidated Statements of Financial Position [Line Items]
Maturity period		48 months
Secured Convertible Guaranteed Notes [Member]
Information About Components of Consolidated Statements of Financial Position [Line Items]
Interest rate	19.00%	9.00%
Maturity period		4 years
Nominal value (in Dollars)		$ 55,000,000
Interest payable in cash		5.00%
Interest payable in kind		4.00%
Strike price (in Dollars per share)		$ 18
Voluntary repurchase of notes after the issue date		30 months
Discount rate for fair value of the liability component		13.57%
Prepayment Premium Fee (in Dollars)		$ 4,800,000
Bottom of range [member]
Information About Components of Consolidated Statements of Financial Position [Line Items]
Projected period range		8 years
Interest rate	5.00%
Principal amount (in Dollars)	$ 61,652,927
Percentage of Penalty of Prepayment	5.00%
Bottom of range [member] | Secured Convertible Guaranteed Notes [Member]
Information About Components of Consolidated Statements of Financial Position [Line Items]
Principal amount (in Dollars)	$ 26,437,485
Top of range [member]
Information About Components of Consolidated Statements of Financial Position [Line Items]
Projected period range		18 years
Interest rate	10.00%
Principal amount (in Dollars)	$ 67,868,227
Percentage of penalty	7.00%
Top of range [member] | Secured Convertible Guaranteed Notes [Member]
Information About Components of Consolidated Statements of Financial Position [Line Items]
Interest rate	14.00%
Principal amount (in Dollars)	$ 29,081,233
48 Months [Member] | Secured Guaranteed Notes due 2026 [Member]
Information About Components of Consolidated Statements of Financial Position [Line Items]
Interest rate		9.00%
25 through 36 months [Member] | Secured Guaranteed Notes due 2026 [Member]
Information About Components of Consolidated Statements of Financial Position [Line Items]
Interest rate		13.00%
37 through 48 months [Member] | Secured Guaranteed Notes due 2026 [Member]
Information About Components of Consolidated Statements of Financial Position [Line Items]
Interest rate		14.00%
Bioceres Group [Member]
Information About Components of Consolidated Statements of Financial Position [Line Items]
Issued convertible preference shares (in Shares)							2,380,952
Total proceeds (in Dollars)							$ 15,000,000
Subsequent Events [Member]
Information About Components of Consolidated Statements of Financial Position [Line Items]
Financial debt (in Dollars)					$ 69,500,000
Creditor public auction shares (in Shares)					3,062,500